Convertible Notes Payable (Tables)	12 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Schedule of convertible notes payable
	Principal ($)	Debt Discount ($)	Net Value ($)
Balance at June 30, 2018	1,576,024	(942,154)	633,870
Convertible notes payable issued during fiscal year ended June 30, 2019	1,602,005	-	1,602,005
Note paid	(102,076)	-	(102,076)
Notes converted into shares of common stock	(1,327,953)	-	(1,327,953)
Debt discount associated with new convertible notes	-	(1,482,314)	(1,482,314)
Amortization of debt discount	-	1,794,209	1,794,209
Balance at June 30, 2019	1,748,000	(630,259)	1,117,741
Convertible notes payable issued during fiscal year ended June 30, 2020	2,148,400	-	2,148,400
Notes converted into shares of common stock	(961,000)	-	(961,000)
Debt discount associated with new convertible notes	-	(1,684,711)	(1,684,711)
Amortization of debt discount	-	1,709,759	1,709,759
Balance at June 30, 2020	2,935,400	(605,211)	2,330,189